Pay vs Performance Disclosure	2 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 30, 2021	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance (PVP) Table

							Value of Initial Fixed $100 Investment Based on:
Year	SCT Total 1st PEO[1]	SCT Total 2nd PEO[2]	CAP 1st PEO[3]	CAP 2nd PEO[4]	Avg SCT Total NEOs[5]	Avg CAP Non-PEO NEOs[6]	TSR[7]	Peer Group TSR[8]	Net Income[9] (In Thousands)	ETR Adjusted EPS[10]
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	N/A	$1,156,622	N/A	$2,084,690	$5,424,706	$11,254,993	$153.26	$134.24	$1,055,590	$3.65
2023	N/A	$1,078,811	N/A	$834,317	$5,340,285	$3,321,371	$98.28	$111.05	$2,356,536	$3.39
2022	N/A	$1,118,688	N/A	$1,241,539	$6,220,068	$7,964,841	$104.64	$122.25	$1,103,166	$3.21
2021	$1,246,210	$881,557	$574,114	$1,037,011	$7,409,460	$10,495,947	$101.07	$121.46	$1,118,492	$3.01
2020	$1,543,383	N/A	$850,925	N/A	$8,247,020	$4,828,195	$86.29	$102.72	$1,388,334	$2.83

Company Selected Measure Name			ETR Adjusted EPS
Named Executive Officers, Footnote	The amounts reported in this first column (b) are the same amounts reported in column (j) of the 2021 Summary Compensation Table ("SCT") for Ms. Sallie T. Rainer, who served as the Company's PEO for the entirety of 2020 and during 2021 until her retirement as our Chief Executive Officer on November 2021.The amounts reported in this second column (b) for 2022, 2023 and 2024 are the same amounts reported in column (j) of the 2024 SCT for Mr. Viamontes, who became the Company's PEO in November 2021 upon his appointment as our Chief Executive Officer upon Ms. Rainer's retirement in November 2021. The amount reported in this second column (b) for 2021 is the same amounts reported in column (j) of the 2021 SCT for Mr. Viamontes, who became the Company's PEO in November 2021 upon his appointment as our Chief Executive Officer upon Ms. Rainer's retirement in November 2021.The amounts reported in this column (d) represent the average of amounts reported in column (j) of the SCT for the applicable years for our Non-PEO NEOs. The names of the non-PEO NEOs included in the average for each year are listed in the table below.

2024	2023	2022	2021	2020
Kimberly A. Fontan	Kimberly A. Fontan	A. Christopher Bakken, III	Marcus V. Brown	Marcus V. Brown
Andrew S. Marsh	Andrew S. Marsh	Leo P. Denault	Leo P. Denault	Leo P. Denault
Marcus V. Brown	Marcus V. Brown	Kimberly A. Fontan	Andrew S. Marsh	Andrew S. Marsh
Peter S. Norgeot, Jr.	Roderick K. West	Andrew S. Marsh	Roderick K. West	Roderick K. West
Roderick K. West		Roderick K. West

Peer Group Issuers, Footnote			The Company does not have publicly traded common stock, and equity awards granted to the PEOs and Non-PEO NEOs are all based in Entergy common stock. As a result, the amounts reported in this column (g) report the average TSR of the Philadelphia Utility Index, the index used by Entergy for purposes of the performance graph included in its 2024 annual report to shareholders pursuant to Item 201(e) of Regulation S-K. The same methodology was used in calculating Entergy’s TSR and that of the Philadelphia Utility Index, with the calculation for each year based on a fixed investment of $100 as of December 31, 2019, through the end of the applicable year in the table, assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	The amounts reported in this first column (c) represent the total CAP to Ms. Rainer as calculated in accordance with SEC disclosure rules, for 2020 and 2021. CAP does not necessarily mean that Ms. Rainer was actually paid those amounts in the listed year, but this is a dollar amount derived from the SCT amount in the first column (b), adjusted by certain changes in equity award and pension plan values, as follows:

Adjustments to Determine CAP for Ms. Rainer	2024	2023	2022	2021	2020
SCT Total	N/A	N/A	N/A	$1,246,210	$1,543,383
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	N/A	N/A	N/A	$(479,100)	$(663,100)
Increase for “Service Cost” for Pension Plans	N/A	N/A	N/A	$(8,500)	$(2,600)
Increase for “Prior Service Cost” for Pension Plans (Due to Plan Amendment/Modification)	N/A	N/A	N/A	$—	$—
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Columns in the SCT	N/A	N/A	N/A	$(266,557)	$(302,054)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	N/A	N/A	N/A	$85,864	$185,099
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	N/A	N/A	N/A	$(42,028)	$(298,373)
Increase for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	N/A	N/A	N/A	$—	$—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	N/A	N/A	N/A	$38,225	$388,570
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	N/A	N/A	N/A	$—	$—
Calculated CAP	N/A	N/A	N/A	$574,114	$850,925
The amounts reported in this second column (c) represents the total CAP, as calculated in accordance with SEC disclosure rules, to Mr. Viamontes for 2021, the year in which he was appointed as our PEO, and for 2022, 2023 and 2024. CAP does not mean that Mr. Viamontes was actually paid those amounts in the listed year, but this is a dollar amount derived from the SCT amount in the second column (b), adjusted by certain changes in equity award and pension plan values, as follows:

Adjustments to Determine CAP for Mr. Viamontes	2024	2023	2022	2021	2020
SCT Total	$1,156,622	$1,078,811	$1,118,688	$881,557	N/A
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	$(34,200)	$(28,700)	$(11,800)	$(22,300)	N/A
Increase for “Service Cost” for Pension Plans	$22,400	$20,600	$16,300	$—	N/A
Increase for “Prior Service Cost” for Pension Plans	$—	$—	$—	$—	N/A
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Columns in the SCT	$(382,561)	$(411,779)	$(350,389)	$(298,154)	N/A
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$853,364	$387,873	$351,005	$399,481	N/A
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$439,258	$(125,218)	$91,640	$78,038	N/A
Increase for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$—	$—	$—	—	N/A
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$29,807	$(87,270)	$26,095	$(1,611)	N/A
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$—	$—	$—	$—	N/A
Calculated CAP	$2,084,690	$834,317	$1,241,539	$1,037,011	N/A

Non-PEO NEO Average Total Compensation Amount			$ 5,424,706	$ 5,340,285	$ 6,220,068	$ 7,409,460	$ 8,247,020
Non-PEO NEO Average Compensation Actually Paid Amount			$ 11,254,993	3,321,371	7,964,841	10,495,947	4,828,195
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported in this column (e) represent the average CAP, as calculated in accordance with SEC disclosure rules, to the Non-PEO NEOs for the prior five completed fiscal years. Average CAP does not necessarily equal the average amount that our Non-PEO NEOs was actually paid in the listed year but is a dollar amount derived from the Average SCT Total amount in column (d), adjusted for certain changes in equity award and pension plan values (expressed as averages), as follows:

Adjustments to Determine the Average CAP for Non-PEO NEOs	2024	2023	2022	2021	2020
SCT Total	$5,424,706	$5,340,285	$6,220,068	$7,409,460	$8,247,020
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	$(654,580)	$(582,125)	$(17,640)	$(1,240,050)	$(2,548,275)
Increase for “Service Cost” for Pension Plans	$123,420	$143,175	$115,440	$142,425	$117,475
Increase for “Prior Service Cost” for Pension Plans (Due to Plan Amendment/Modification)	$—	$—	$—	$2,214,550	$—
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Columns in the SCT	$(2,735,632)	$(2,812,628)	$(4,187,291)	$(3,964,336)	$(3,663,838)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$6,102,301	$2,649,336	$4,282,207	$5,204,916	$2,139,318
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$2,823,954	$(814,692)	$1,009,268	$315,059	$(3,289,760)
Increase for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$—	$—	$—	$—	$—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$170,824	$(601,980)	$542,789	$413,923	$3,826,255
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$—	$—	$—	$—	$—
Calculated Average CAP	$11,254,993	$3,321,371	$7,964,841	$10,495,947	$4,828,195

Compensation Actually Paid vs. Total Shareholder Return
PEO and Average Non-PEO NEO CAP versus Entergy's Cumulative TSR and Philadelphia Utility Index Cumulative TSR*
The chart below illustrates the relationship between the CAP amounts for the PEOs and the Non-PEO NEOs to Entergy's TSR as well as the TSR of Entergy as compared to the Philadelphia Utility Index.
			* The Company does not have publicly traded common stock, and equity awards granted to the PEOs and Non-PEO NEOs are all based in Entergy common stock. As a result, the amounts reported in the above chart represent Entergy’s TSR for the prior five completed fiscal years.
Compensation Actually Paid vs. Net Income
PEO and Average Non-PEO NEO CAP versus Entergy's Net Income*
The chart below illustrates the relationship between the CAP amounts for the PEOs and the Non-PEO NEOs to Entergy's GAAP net income.
* The Company’s net income for the applicable periods are as follows: $293,622,000 for the year ended December 31, 2024; $291,273,000 for the year ended December 31, 2023; $303,327,000 for the year ended December 31, 2022; $228,824,000 for the year ended December 31, 2021; $215,073,000 for the year ended December 31, 2020.

Compensation Actually Paid vs. Company Selected Measure
PEO and Average Non-PEO NEO CAP versus ETR Adjusted EPS (CSM)
The chart below illustrates the relationship between the CAP amounts for the PEOs and the Non-PEO NEOs to Entergy’s CSM, ETR Adjusted EPS. The PEOs and Non-PEO NEOs are compensated in accordance with Entergy’s executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the CSM illustrated below is Entergy’s Adjusted EPS, which reflects the financial performance measure that in Entergy’s assessment represents the most important financial measure (aside from TSR) used to link CAP to company performance for the most recently completed fiscal year.

Total Shareholder Return Vs Peer Group
PEO and Average Non-PEO NEO CAP versus Entergy's Cumulative TSR and Philadelphia Utility Index Cumulative TSR*
The chart below illustrates the relationship between the CAP amounts for the PEOs and the Non-PEO NEOs to Entergy's TSR as well as the TSR of Entergy as compared to the Philadelphia Utility Index.
			* The Company does not have publicly traded common stock, and equity awards granted to the PEOs and Non-PEO NEOs are all based in Entergy common stock. As a result, the amounts reported in the above chart represent Entergy’s TSR for the prior five completed fiscal years.
Tabular List, Table			ETR Adjusted EPS •Adjusted FFO / Debt Ratio •Relative Total Shareholder Return
Total Shareholder Return Amount			$ 153.26	98.28	104.64	101.07	86.29
Peer Group Total Shareholder Return Amount			134.24	111.05	122.25	121.46	102.72
Net Income (Loss)			$ 1,055,590,000	$ 2,356,536,000	$ 1,103,166,000	$ 1,118,492,000	$ 1,388,334,000
Company Selected Measure Amount | $ / shares			3.65	3.39	3.21	3.01	2.83
PEO Name	Mr. Viamontes	Ms. Sallie T. Rainer	Mr. Viamontes	Mr. Viamontes	Mr. Viamontes		Ms. Sallie T. Rainer
Additional 402(v) Disclosure	The Company does not have publicly traded common stock, and equity awards granted to the PEOs and Non-PEO NEOs are all based in Entergy common stock. As a result, the amounts reported in this column (f) represent Entergy’s total shareholder return (“TSR”) for the prior five completed fiscal years. The calculation for each year is based on a fixed investment of $100 as of December 31, 2019 through the end of each applicable year in the table, assuming reinvestment of dividends. Historic stock price performance is not necessarily indicative of future stock price performance. This column (h) reports Entergy’s net income for the prior five completed fiscal years. The Company’s net income for the applicable periods are as follows: $293,622,000 for the year ended December 31, 2024;$291,273,000 for the year ended December 31, 2023; $303,327,000 for the year ended December 31, 2022; $228,824,000 for the year ended December 31, 2021; $215,073,000 for the year ended December 31, 2020.
Performance Measures Used to Link Entergy's Performance and Compensation Actually Paid to the NEOs
The following is a list of performance measures, which in Entergy’s assessment represent the most important performance measures used by Entergy to link CAP to the NEOs for 2024 to the performance of Entergy and its subsidiaries, including the Company. These measures include Entergy’s CSM, ETR Adjusted EPS, set forth in column (i) of the PVP Table. Please see the CD&A for a further description of the performance measures used in Entergy’s 2024 annual and long-term compensation programs.

Measure:: 1
Pay vs Performance Disclosure
Name			•ETR Adjusted EPS
Non-GAAP Measure Description			The PEOs and Non-PEO NEOs are compensated in accordance with Entergy’s executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company selected measure (“CSM”) reported in column (i) is Entergy’s Adjusted EPS, which reflects the financial performance measure that in Entergy’s assessment represents the most important financial measure (aside from TSR) used to link CAP to Entergy's performance for the most recently completed fiscal year. Entergy's Adjusted EPS, a non-GAAP financial measure, is the earnings measure by which Entergy provides external guidance, and excludes the effects of the Pre-Determined Exclusions (as defined earlier in the CD&A). See Appendix A for the reconciliation of ETR Adjusted EPS to GAAP results.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted FFO / Debt Ratio
Measure:: 3
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Mr. Viamontes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,156,622	$ 1,078,811	$ 1,118,688	$ 881,557
PEO Actually Paid Compensation Amount			2,084,690	834,317	1,241,539	1,037,011
Ms. Sallie T. Rainer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,246,210	$ 1,543,383
PEO Actually Paid Compensation Amount						574,114	850,925
PEO | Mr. Viamontes [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(34,200)	(28,700)	(11,800)	(22,300)
PEO | Mr. Viamontes [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			22,400	20,600	16,300	0
PEO | Mr. Viamontes [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Viamontes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(382,561)	(411,779)	(350,389)	(298,154)
PEO | Mr. Viamontes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			853,364	387,873	351,005	399,481
PEO | Mr. Viamontes [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			439,258	(125,218)	91,640	78,038
PEO | Mr. Viamontes [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Viamontes [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			29,807	(87,270)	26,095	(1,611)
PEO | Mr. Viamontes [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Ms. Sallie T. Rainer [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(479,100)	(663,100)
PEO | Ms. Sallie T. Rainer [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(8,500)	(2,600)
PEO | Ms. Sallie T. Rainer [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Ms. Sallie T. Rainer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(266,557)	(302,054)
PEO | Ms. Sallie T. Rainer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						85,864	185,099
PEO | Ms. Sallie T. Rainer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(42,028)	(298,373)
PEO | Ms. Sallie T. Rainer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Ms. Sallie T. Rainer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						38,225	388,570
PEO | Ms. Sallie T. Rainer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(654,580)	(582,125)	(17,640)	(1,240,050)	(2,548,275)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			123,420	143,175	115,440	142,425	117,475
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	2,214,550	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,735,632)	(2,812,628)	(4,187,291)	(3,964,336)	(3,663,838)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,102,301	2,649,336	4,282,207	5,204,916	2,139,318
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,823,954	(814,692)	1,009,268	315,059	(3,289,760)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			170,824	(601,980)	542,789	413,923	3,826,255
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0